FINANCE COSTS	12 Months Ended
May 31, 2026
Disclosure Of Finance Costs [Abstract]
FINANCE COSTS [Text Block]

14. FINANCE COSTS

Finance costs recognized in the Statements of Loss and Comprehensive Loss are comprised of the following:

	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Lease finance charges (Note 9)	13,747	11,859
Other finance costs	-	462
Total finance costs	13,747	12,321